UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        August 12, 2010
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          70

Form 13F Information Table Value Total:  $ 352,857 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AIRGAS INC                   COM         009363102   8553   137500   SH                      DEFINED     1          0  137500     0
AIRGAS INC                   COM         009363102   8553   137500   SH                      SOLE              137500       0     0
ALLEGHENY ENERGY INC         COM         017361106  26003  1257400   SH                      DEFINED     1          0 1257400     0
ALLEGHENY ENERGY INC         COM         017361106  31624  1529189   SH                      SOLE             1529189       0     0
BIOVAIL CORP                 COM         09067J109   4806   249800   SH                      DEFINED     1          0  249800     0
BIOVAIL CORP                 COM         09067J109   4814   250200   SH                      SOLE              250200       0     0
CALIFORNIA PIZZA KITCHEN INC COM         13054D109   1798   118672   SH                      DEFINED     1          0  118672     0
CALIFORNIA PIZZA KITCHEN INC COM         13054D109   1946   128427   SH                      SOLE              128427       0     0
CAMERON INTERNATIONAL GROUP  COM         13342B105   1291    39709   SH                      DEFINED     1          0   39709     0
CAMERON INTERNATIONAL GROUP  COM         13342B105   2019    62074   SH                      SOLE               62074       0     0
CASEYS GEN STORES INC        COM         147528103   7600   217770   SH                      DEFINED     1          0  217770     0
CASEYS GEN STORES INC        COM         147528103   8105   232230   SH                      SOLE              232230       0     0
CITIGROUP INC                COM         172967101   1675   445376   SH                      DEFINED     1          0  445376     0
CITIGROUP INC                COM         172967101   2586   687844   SH                      SOLE              687844       0     0
COOPER TIRE & RUBR CO        COM         216831107   6323   324251   SH                      SOLE              324251       0     0
COTT CORP QUE                COM         22163N106   2690   462256   SH                      SOLE              462256       0     0
CVS CAREMARK CORPORATION     COM         126650100   3963   135176   SH                      DEFINED     1          0  135176     0
CVS CAREMARK CORPORATION     COM         126650100  10690   364609   SH                      SOLE              364609       0     0
DIRECTV                      COM CL A    25490A101   4926   145230   SH                      DEFINED     1          0  145230     0
DIRECTV                      COM CL A    25490A101   7918   233439   SH                      SOLE              233439       0     0
DST SYSTEMS INC DEL          COM         233326107   1190    32917   SH                      DEFINED     1          0   32917     0
DST SYSTEMS INC DEL          COM         233326107   2246    62149   SH                      SOLE               62149       0     0
FRONTIER COMMUNICATIONS CORP COM         35906A108   2425   341000   SH       PUT            DEFINED     1          0  341000     0
FRONTIER COMMUNICATIONS CORP COM         35906A108   1130   159000   SH       PUT            SOLE              159000       0     0
HALLIBURTON CO               COM         406216101    976    39748   SH                      DEFINED     1          0   39748     0
HALLIBURTON CO               COM         406216101   1523    62056   SH                      SOLE               62056       0     0
HARTFORD FINL SVCS GROUP INC COM         416515104   5801   262113   SH                      DEFINED     1          0  262113     0
HARTFORD FINL SVCS GROUP INC COM         416515104  11646   526251   SH                      SOLE              526251       0     0
INTERACTIVE DATA CORP        COM         45840J107   2996    89760   SH                      DEFINED     1          0   89760     0
INTERACTIVE DATA CORP        COM         45840J107   3012    90240   SH                      SOLE               90240       0     0
JETBLUE AIRWAYS CORP         COM         477143101   1928   351164   SH                      DEFINED     1          0  351164     0
JETBLUE AIRWAYS CORP         COM         477143101   2515   458086   SH                      SOLE              458086       0     0
KROGER CO                    COM         501044101   1869    94902   SH                      DEFINED     1          0   94902     0
KROGER CO                    COM         501044101   3215   163256   SH                      SOLE              163256       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2526    50400   SH       CALL           DEFINED     1          0   50400     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2486    49600   SH       CALL           SOLE               49600       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2526    50400   SH       CALL           DEFINED     1          0   50400     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2486    49600   SH       CALL           SOLE               49600       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   3726    74344   SH                      DEFINED     1          0   74344     0
MEAD JOHNSON NUTRITION CO    COM         582839106   5749   114704   SH                      SOLE              114704       0     0
NAVISTAR INTL CORP NEW       COM         63934E108   3887    78997   SH                      DEFINED     1          0   78997     0
NAVISTAR INTL CORP NEW       COM         63934E108   7970   161996   SH                      SOLE              161996       0     0
PHOENIX COS INC NEW          COM         71902E109   1214   575226   SH                      DEFINED     1          0  575226     0
PHOENIX COS INC NEW          COM         71902E109   2813  1333210   SH                      SOLE             1333210       0     0
POLYCOM INC                  COM         73172K104   3568   119767   SH                      DEFINED     1          0  119767     0
POLYCOM INC                  COM         73172K104   6199   208092   SH                      SOLE              208092       0     0
POLYCOM INC                  COM         73172K104   3003   100800   SH       CALL           DEFINED     1          0  100800     0
POLYCOM INC                  COM         73172K104   2955    99200   SH       CALL           SOLE               99200       0     0
QUALCOMM INC                 COM         747525103   5795   176463   SH                      DEFINED     1          0  176463     0
QUALCOMM INC                 COM         747525103   8960   272853   SH                      SOLE              272853       0     0
QWEST COMMUNICATIONS INTL IN COM         749121109   5800  1104676   SH                      DEFINED     1          0 1104676     0
QWEST COMMUNICATIONS INTL IN COM         749121109   5157   982324   SH                      SOLE              982324       0     0
RITE AID CORP                COM         767754104    493   503451   SH                      DEFINED     1          0  503451     0
RITE AID CORP                COM         767754104    555   566549   SH                      SOLE              566549       0     0
SMITH INTL INC               COM         832110100   9398   249625   SH                      DEFINED     1          0  249625     0
SMITH INTL INC               COM         832110100   9427   250375   SH                      SOLE              250375       0     0
STMICROELECTRONICS N V       NYREGISTRY  861012102   2519   318502   SH                      DEFINED     1          0  318502     0
STMICROELECTRONICS N V       NYREGISTRY  861012102   3571   451391   SH                      SOLE              451391       0     0
SUPERVALU INC                COM         868536103   2223   205080   SH                      DEFINED     1          0  205080     0
SUPERVALU INC                COM         868536103   3679   339356   SH                      SOLE              339356       0     0
UNISYS CORP                  COM NEW     909214306   3141   169896   SH                      DEFINED     1          0  169896     0
UNISYS CORP                  COM NEW     909214306   5023   271652   SH                      SOLE              271652       0     0
VISA INC                     COM CL A    92826C839   2930    41407   SH                      DEFINED     1          0   41407     0
VISA INC                     COM CL A    92826C839   4565    64526   SH                      SOLE               64526       0     0
VODAFONE GROUP PLC NEW       SPONS ADR   92857W209   8257   399456   SH                      DEFINED     1          0  399456     0
VODAFONE GROUP PLC NEW       SPONS ADR   92857W209  12911   624647   SH                      SOLE              624647       0     0
WINN DIXIE STORES INC        COM NEW     974280307   1972   204551   SH                      DEFINED     1          0  204551     0
WINN DIXIE STORES INC        COM NEW     974280307   3048   316143   SH                      SOLE              316143       0     0
WUXI PHARMATECH CAYMAN INC   SPONS ADR   929352102   5961   373500   SH                      DEFINED     1          0  373500     0
WUXI PHARMATECH CAYMAN INC   SPONS ADR   929352102   6009   376500   SH                      SOLE              376500       0     0
